Significant Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets
Reserves and allowances		$ 309	$ 97
Accrued expenses and deferred rent		21	29
Net current deferred tax assets		330	126
Noncurrent deferred tax assets
Deferred rent and other		663	245
Noncurrent deferred tax liabilities
Property and equipment		(1,022)	(740)
Intangibles		(6,272)	(5,735)
Other			(38)
Total noncurrent deferred tax liabilities		(7,294)	(6,513)
Net noncurrent deferred tax liability	(8,484)	(6,631)	(6,268)
Net deferred tax liability		$ (6,301)	$ (6,142)